Report of Independent Registered Public Accounting Firm


 To the Audit Committee of
 American Growth Fund, Inc. Series One

In planning and performing our audit of the financial statements of   the
American Growth Fund, Inc. Series One, (the
 "Fund")
        ,"), a series of American Growth Fund, Inc.,        as of and for the
year ended July 31,   2024,  in accordance
with the standards of the Public Company Accounting Oversight Board (United
States)        (PCAOB)   , we considered the
 Fund's internal control  over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply
with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the
Fund's internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Fund is responsible for establishing and maintaining
e ffective internal control over financial
reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting
principles (GAAP).         A company's internal
control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and
(3) provide reasonable assurance
regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements.
Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect
misstatements on a timely basis.    A material weakness is a deficiency, or
combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the
first paragraph and would not necessarily disclose all deficiencies        in
 internal control that might be      material
weaknesses under standards established by the PCAOB        .  However, we
noted no deficiencies in the Fund's      internal
control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of July 31, 2024.

This report is intended solely for the information and use of management and the Audit Committee of the American
 Growth Fund, Inc. Series One, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



Dallas, Texas
October 14, 2024